Trade accounts receivable, Changes in allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Changes in allowance for doubtful accounts [Abstract]
Opening balance	R$ (155,341)	[1]	R$ (168,210)		R$ (183,385)
Additional allowance	(104,963)		(304,436)		(322,185)
Reversal of allowance	103,057		317,279		337,360
Transfer to discontinued operations	0		26		0
Closing balance	R$ (157,247)	[1]	R$ (155,341)	[1]	R$ (168,210)

[1]	The allowance considers receivables past due for more than 360 days.